Business Combinations (Acquisition Completed in 2013) (Narrative) (Details)								0 Months Ended	4 Months Ended	0 Months Ended	6 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Shanda Online [Member]	Aug. 31, 2013 Shanda Online [Member]	Aug. 31, 2013 Platform Services and Prepaid Card Distribution Businesses [Member] USD ($)	Dec. 31, 2013 Platform Services and Prepaid Card Distribution Businesses [Member] USD ($)	Aug. 31, 2013 Platform Services and Prepaid Card Distribution Businesses [Member] Shanda Online [Member] CNY	Jun. 30, 2014 Platform Services and Prepaid Card Distribution Businesses [Member] Scenario, Forecast [Member] USD ($)	Nov. 30, 2013 Mage of East [Member] CNY	Nov. 30, 2013 Mage of East [Member] KRW	Oct. 31, 2013 eFusion [Member] CNY	Oct. 31, 2013 eFusion [Member] EUR (€)	Dec. 31, 2013 eFusion [Member] CNY	Dec. 31, 2012 eFusion [Member] CNY	Jul. 31, 2012 eFusion [Member] CNY	Jul. 31, 2012 eFusion [Member] EUR (€)	Dec. 31, 2011 eFusion [Member] CNY	Dec. 31, 2010 eFusion [Member] CNY
Business Acquisition [Line Items]
Business Combination, Purchase Consideration								$ 812,700,000				4,000,000	700,000,000					18,400,000	€ 2,300,000
Non-cash exchange of receivables								167,600,000
Cash payment								201,600,000	301,200,000		142,300,000
Remaining consideration								443,500,000	142,300,000
Percentage ownership						6.00%	6.24%
Investments in affiliated companies de-recognized due to retrospective consolidation										2,900,000
Percentage of equity interest acquired												51.00%	51.00%					70.00%	70.00%
Goodwill associated with acquisition, amount	49,504,000	299,682,000	329,217,000	492,116,000	486,907,000							2,000,000				0	718,000	700,000		0	0
Non-controlling interest arising from acquisition												2,000,000						5,500,000
Percentage of total equity interests sold														42.00%	42.00%
Consideration for sale of subsidiary														2,900,000	400,000
Equity method investment, ownership percentage														28.00%	28.00%
Net carrying amount of deconsolidated subsidiary														6,400,000
Investment loss														3,200,000